Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stocks, par value	$ 0.0001	$ 0.0001
Common stocks, shares authorized	495,000,000	495,000,000
Common stocks, shares issued	1,606,760	1,458,593
Common stocks, shares outstanding	1,606,760	1,458,593
Preferred stocks, par value	$ 0.0001	$ 0.0001
Preferred stocks, shares authorized	5,000,000	5,000,000
Preferred stocks, shares issued	0	0
Preferred stocks, shares outstanding	0	0